Schedule of key management personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Salaries, wages and incentives	$ 1,698	$ 597	$ 957
Social security costs	14		6
Pension contributions	49	16	35
Total	$ 1,761	$ 613	$ 998